Comprehensive Income and Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative Translation Adjustment	$ 87.4	$ (206.3)
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7.7	7.0
Net Unrealized Losses on Hedging Instruments, Net of Tax	(32.9)	(36.2)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(212.6)	(164.0)
Accumulated Other Comprehensive Items	(150.4)	(399.5)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(3.3)	(1.3)	(0.2)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net (Gain) Loss Recognized in Net Periodic Benefit Cost, Net of Tax	$ 4.4	$ 1.9	$ 1.2
Class of Stock Disclosures [Abstract]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	31,713,756
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000	50,000
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100	$ 100
Common Stock, Call or Exercise Features	The company has distributed rights under a shareholder rights plan adopted by the company’s Board of Directors to holders of outstanding shares of the company’s common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock, $100 par value, at a purchase price of $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock. In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company’s assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock. At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.